USA PATRIOT Act                                       KALMAR "GROWTH-WITH-VALUE"
Supplemental Insert for Applications                             SMALL  CAP FUND

To help the government fight the          o    Date of Birth
funding of terrorism and money
laundering activities, FEDERAL LAW NOW    o    Social Security Number (SSN),
REQUIRES ALL FINANCIAL INSTITUTIONS TO         Employer Identification Number
OBTAIN, VERIFY AND RECORD INFORMATION          (EIN) or Taxpayer Identification
THAT IDENTIFIES EACH PERSON WHO OPENS          Number (TIN)
AN ACCOUNT.
                                          o    We may also ask to see a copy of
WHAT THIS MEANS FOR YOU: WHEN YOU OPEN         your driver's license or other
AN ACCOUNT, WE ARE MANDATED CAPTURE            identifying documents
CERTAIN INFORMATION THAT ALLOWS US TO
VERIFY YOUR IDENTITY. THE FOLLOWING       o    If the registered owner of this
INFORMATION IS REQUIRED FOR ALL                account is a Trust, Corporation
INDIVIDUALS WHO WILL BE THE REGISTERED         or other entity, please provide:
OWNER OR CO-OWNER OF AN ACCOUNT OR
WILL BE SIGNING ON BEHALF OF A LEGAL      o    Name of Entity
ENTITY THAT WILL OWN THE ACCOUNT.
                                          o    Residential/Street address (P.O.
o    Name                                      BOX NOT ACCEPTED; APO/FPO
                                               addresses accepted)
o    Residential/Street address (P.O.
     BOX NOT ACCEPTED; APO/FPO address    o    Corporate Resolution and
     accepted)                                 certified Articles of
                                               Incorporation
The address provided on your new
account application will serve as the     o    Partnership or trust agreement
mailing address for fund documents.            along with date of incorporation
                                               or trust date

                                          o    Social Security Number (SSN),
                                               Employer Identification Number
                                               (EIN) or Taxpayer Identification
                                               Number (TIN)


                                          --------------------------------------
                                          You will find an electronic version of
                                          this form available at
                                          WWW.KALMARINVESTMENTS.COM
                                          --------------------------------------


REQUIRED INFORMATION

------ -----------------------------------------------------------------------------------------------------------------------------
A      Registered Owner #1
------ -----------------------------------------------------------------------------------------------------------------------------

                                                                    (                 )
------------------------------------------------------------------- ----------------------------------------------------------------
Name (co-owner, custodian, trustee, entity or power of attorney)    Home Phone No.

                                                                    (                 )
------------------------------------------------------------------- ----------------------------------------------------------------
Residential Address (street address required; P.O. Boxes not        Daytime Phone No.
accepted)                                              Apt. No.

------------------------------------------------------------------- ----------------------------------------------------------------
City                                                                Social Security No., Employer Identification No. or  Taxpayer
                                                                    Identification No.

------------------------------------------------------------------- ----------------------------------------------------------------
State                                                               Date of Birth (mm/dd/yyyy)


------------------------------------------------------------------- ----------------------------------------------------------------
[] U.S. Citizen        [] Resident Alien (Country):                 [] Nonresident Alien (Country):


------ -----------------------------------------------------------------------------------------------------------------------------
B      Registered Owner #2
------ -----------------------------------------------------------------------------------------------------------------------------

                                                                    (                 )
------------------------------------------------------------------- ----------------------------------------------------------------
Name (co-owner, custodian, trustee, entity or power of attorney)    Home Phone No.

                                                                    (                 )
------------------------------------------------------------------- ----------------------------------------------------------------
Residential Address (street address required; P.O. Boxes not        Daytime Phone No.
accepted)                                              Apt. No.

------------------------------------------------------------------- ----------------------------------------------------------------
City                                                                Social Security No., Employer Identification No. or Taxpayer
                                                                    Identification No.

------------------------------------------------------------------- ----------------------------------------------------------------
State                                                               Date of Birth (mm/dd/yyyy)


------------------------------------------------------------------- ----------------------------------------------------------------
[] U.S. Citizen        [] Resident Alien (Country):                 [] Nonresident Alien (Country):



------ -----------------------------------------------------------------------------------------------------------------------------
C      Registered Owner #3
------ -----------------------------------------------------------------------------------------------------------------------------

                                                                    (                 )
------------------------------------------------------------------- ----------------------------------------------------------------
Name (co-owner, custodian, trustee, entity or power of attorney)    Home Phone No.

                                                                    (                 )
------------------------------------------------------------------- ----------------------------------------------------------------
Residential Address (street address required; P.O. Boxes not        Daytime Phone No.
accepted)                                              Apt. No.

------------------------------------------------------------------- ----------------------------------------------------------------
City                                                                Social Security No., Employer Identification No. or  Taxpayer
                                                                    Identification No.

------------------------------------------------------------------- ----------------------------------------------------------------
State                                                               Date of Birth (mm/dd/yyyy)


------------------------------------------------------------------- ----------------------------------------------------------------
[] U.S. Citizen        [] Resident Alien (Country):                 [] Nonresident Alien (Country):

If there are additional owners on the account, please provide the necessary information on a separate sheet attached to this form.

------ -------------------------------------------------------------------------
       Signatures
------ -------------------------------------------------------------------------
By signing this form, I certify that the information provided is accurate and I acknowledge that the Kalmar "Growth-with-Value" Small Cap Fund will use this information to attempt to verify my identity. The Kalmar "Growth-with Value" Small Cap Fund is requesting a copy of the articles of incorporation, partnership document, trust agreement or other similar documents solely for the purpose of allowing us to verify the identity as required by federal law. The Kalmar "Growth-with-Value" Small Cap Fund is not assuming any responsibility for monitoring, maintaining, interpreting or enforcing any terms or provisions of those documents. All owners must sign.


Signatures                                 Date
---------------------------------------    -------------------------------------

X
---------------------------------------    -------------------------------------

X
---------------------------------------    -------------------------------------

X
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If you need to contact us:
o  Phone:            1 (800) 282-2319

o  Regular Mail:     KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                     C/O PFPC INC.
                     P.O. BOX 9831
                     PROVIDENCE, RI  02940

o  Overnight Mail:   KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                     C/O PFPC INC.
                     760 MOORE ROAD
                     KING OF PRUSSIA, PA 19406

o  Website:          WWW.KALMARINVESTMENTS.COM